SUBSEQUENT EVENTS (Details) shares in Millions		12 Months Ended
	Jan. 24, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥)	Jan. 23, 2022	Dec. 31, 2021 USD ($)	Jul. 22, 2021
Subsequent Event [Line Items]
Amount Payable As Cash Dividends Inclusive Of Taxes		¥ 1,155,000,000		$ 181,743,870.0
Percentage of distributable profit recorded as deferred tax liability		20.18%
Xinjiang Daqo [Member]
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage					80.70%
Percentage of distributable profit recorded as deferred tax liability		20.18%
Subsequent events | Xinjiang Daqo [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Value of ordinary shares issued to qualified institutional buyers | ¥	¥ 11,000,000,000
Equity Method Investment, Ownership Percentage	62.10%		80.70%
Subsequent events | Xinjiang Daqo [Member] | Private Placement [Member] | Maximum [Member]
Subsequent Event [Line Items]
Ordinary shares issued to qualified institutional buyers | shares	577.5